Accounts Payable for Land and Intangible Asset Acquisition - Summary of Accounts Payable for Land and Intangible Asset Acquisition (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Land and intangible asset acquisition	R$ 10,184		R$ 19,377
Current	5,380	R$ 8,965	8,965
Non-current	4,804	R$ 10,412	10,412
Land and intangible asset acquisition [member]
Disclosure of detailed information about investment property [line items]
Land and intangible asset acquisition	15,925		25,376
Present value adjustment [member]
Disclosure of detailed information about investment property [line items]
Land and intangible asset acquisition	R$ (5,741)		R$ (5,999)